Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Deferred tax valuation asset	$ 5.5	$ 19.4
Federal net operating loss (“NOL”) carryforwards	$ 22.0
Taxable income limitation	80.00%
Taxable income afterwards	80.00%
Unrecognized tax benefits	$ 1.6
Federal income tax returns description	The Company is still subject to examination for federal income tax returns for the years 2013 through 2020, for certain U.S. state income tax returns for the years 2009 through 2020, and for certain foreign income tax returns for the years 2011 through 2020. The Company is currently under examination by the Internal Revenue Service for the years 2012 through 2014 and by the California Franchise Tax Board for the years 2007 through 2012.
China [Member]
Income Taxes (Details) [Line Items]
NOL carryforwards	$ 10.1
Taiwan [Member]
Income Taxes (Details) [Line Items]
NOL carryforwards	20.9
Hong Kong [Member]
Income Taxes (Details) [Line Items]
NOL carryforwards	$ 2.3